REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2016
Revenue Recognition [Abstract]
Percentage of Revenues by Contract Type	The percentage of our revenues by contract type for each of the years ended December 31 was as follows:
	2016	2015	2014
Fixed-price	92%	93%	87%
Unit-basis and other	8	7	13
	100%	100%	100%